Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Property and Equipment [Abstract]
Computer equipment	$ 19,238	$ 39,083
Furniture and office equipment	1,030	6,505
Leasehold improvements	212,334	33,800
Less: accumulated depreciation	(23,244)	(59,086)
Total property and equipment, net	$ 209,358	$ 20,302